Amount Due to a Shareholder (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Sep. 30, 2023
Amount due to a Shareholder [Line Items]
Unsecured and interest rate		5.00%
Balance of amount due to shareholder	$ 133,842
Mr. Kimoto Yasuya [Member]
Amount due to a Shareholder [Line Items]
Subsequently repaid amount	$ 66,921